Basis of Presentation and General Information-Going Concern (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Working capital deficit	$ 170,491
Number of vessels sold	13